PROPERTY, PLANT AND EQUIPMENT - Assets leased to others under operating leases (Details) - Assets Leased to Others [Member] - Buildings [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Property Subject to or Available for Operating Lease [Line Items]
Buildings leased to others - at original cost	$ 21,467	$ 22,096
Less: accumulated depreciation	(6,605)	(6,249)
Buildings leased to others - net	$ 14,862	$ 15,847